SUPPLEMENT DATED FEBRUARY 28, 2018

TO THE PROSPECTUS FOR PACIFIC SELECT FUND

CLASS D, I AND P SHARES

DATED MAY 1, 2017

This supplement revises the Pacific Select Fund Class D, I and P Shares prospectus dated May 1, 2017, as supplemented (the “Prospectus”), and must be preceded or accompanied by the Prospectus. The changes within this supplement are currently in effect. Remember to review the Prospectus for other important information. Capitalized terms not defined herein are as defined in the Prospectus.

Disclosure Changes to the Fund Summaries section

Developing Growth Portfolio – In the Management subsection, the “Portfolio Manager and Primary Title with Sub-Adviser” table is deleted and replaced with the following:

Portfolio Manager and Primary Title with Sub-Adviser	Experience with Fund
F. Thomas O’Halloran, J.D., CFA, Partner and Portfolio Manager	Since 2014
Arthur K. Weise, CFA, Partner and Portfolio Manager	Since 2014
Matthew R. DeCicco, Portfolio Manager	Since 2017

Long/Short Large Cap Portfolio – In the Management subsection, information regarding Thomas Luddy is deleted.

Currency Strategies Portfolio – In the Management subsection, the “Portfolio Manager and Primary Title with Sub-Adviser” table for Macro Currency Group is deleted and replaced with the following:

Portfolio Manager and Primary Title with Sub-Adviser	Experience with Fund
Mark Farrington, Managing Director, Head of Macro Currency Group and Portfolio Manager	Since 2013
David Petitcolin, Portfolio Manager	Since 2017

Disclosure Changes to the About Management section

In the table for J.P. Morgan Investment Management Inc., information regarding Thomas Luddy is deleted from the subsection for the Long/Short Large-Cap Portfolio.

In the table for Lord, Abbett & Co. LLC, the following is added to the subsection for the Developing Growth Portfolio:

Matthew R. DeCicco

Portfolio manager of Lord Abbett’s small cap growth strategy since 2017, micro cap growth strategy since 2015, and growth equity strategy since 2017. Mr. DeCicco joined Lord Abbett in 1999. He began his investment career in 1999 and has a BS from the University of Richmond.

In the table for Principal Global Investors, LLC, doing business as Macro Currency Group, information regarding Dr. Ivan Petej is deleted and the following is added to the subsection for the Currency Strategies Portfolio:

David Petitcolin

Director of MCG since 2013 and portfolio manager of MCG since 2017. Prior to joining MCG, Mr. Petitcolin was a global currency strategist at Royal Bank of Scotland from 2010 to 2013. He began his investment career in 2010 and has a BS from the University of Warwick and a M.Sc. from University College London.

Form No.    15-47687-00

PSFSUP0218

SUPPLEMENT DATED FEBRUARY 28, 2018

TO THE PROSPECTUS FOR PACIFIC SELECT FUND

CLASS P SHARES DATED MAY 1, 2017

This supplement revises the Pacific Select Fund Class P Shares prospectus dated May 1, 2017 (the “Prospectus”), and must be preceded or accompanied by the Prospectus. The changes within this supplement are currently in effect. Remember to review the Prospectus for other important information. Capitalized terms not defined herein are as defined in the Prospectus.

Disclosure Changes to the Fund Summary section

PD Aggregate Bond Index Portfolio - In the Management subsection, the “Portfolio Manager and Primary Title with Sub-Adviser” table is deleted and replaced with the following:

Portfolio Manager and Primary Title with Sub-Adviser	Experience with Fund
Michael Brunell, CFA, Vice President	Since 2009
Marc DiCosimo, CFA, Vice President	Since 2014
Michael Przygoda, CFA, Vice President	Since 2016
Nicholas Fischer, CFA, Principal	Since 2018

PD High Yield Bond Market Portfolio – In the Management subsection, the “Portfolio Manager and Primary Title with Sub-Adviser” table is deleted and replaced with the following:

Portfolio Manager and Primary Title with Sub-Adviser	Experience with Fund
Michael Brunell, CFA, Vice President	Since 2010
Kyle Kelly, CFA, FRM, Vice President	Since 2014
Bradley Sullivan, CFA, Vice President	Since 2017

Disclosure Changes to the About Management section

In the table for SSGA Funds Management, Inc., the following is added to the subsection for the PD Aggregate Bond Index Portfolio:

Nicholas Fischer, CFA

Principal of SSGA and SSGA FM and a portfolio manager in the fixed income beta solutions group within the fixed income, cash and currency team, where he manages a variety of securitized and custom aggregate bond strategies, since 2017. Prior to his current role, Mr. Fischer worked as a portfolio manager in the fixed income beta team at SSGA in London, focusing on emerging markets and inflation funds, and was previously part of the synthetic ETF operations team. He joined SSGA in 2012 and began his investment career in 2011. He has a BS from Loughborough University.

In the table for SSGA Funds Management, Inc., all information regarding Patrick Bresnehan is deleted and the following is added to the subsection for the PD High Yield Bond Market Portfolio:

Bradley Sullivan, CFA

Vice president of SSGA FM and SSGA and a senior portfolio manager in the fixed income beta solutions group within the fixed income, cash and currency team, where he is responsible for managing corporate credit beta portfolios for ETFs, commingled funds and separately managed accounts, since 2015. Prior to joining SSGA in 2015, Mr. Sullivan was a senior research analyst at State Street Bank and Trust where he covered the healthcare, pharmaceutical, chemicals, retail and/ utilities sectors for the corporate credit and leveraged loan portfolios. Prior to joining State Street in 2013, Mr. Sullivan was the assistant portfolio manager in the leveraged finance group for MetLife Investments. He began his investment career in 2003 and has a BS from Tulane University and an MBA from the University of Virginia.

SUPPLEMENT DATED FEBRUARY 28, 2018

TO THE PACIFIC SELECT FUND

STATEMENT OF ADDITIONAL INFORMATION

DATED MAY 1, 2017

This supplement revises the Pacific Select Fund Statement of Additional Information dated May 1, 2017, as supplemented (the “SAI”), and must be preceded or accompanied by the SAI. The changes within this supplement are currently in effect unless otherwise noted. Remember to review the SAI for other important information. Capitalized terms not defined herein are as defined in the SAI.

At a special meeting of shareholders expected to be held on June 18, 2018, shareholders of the Long/Short Large-Cap Portfolio will be requested to approve a plan of reorganization pursuant to which the Long/Short Large-Cap Portfolio would be reorganized with and into the Main Street® Core Portfolio (the “Reorganization”), which is expected to be effective after the close of business on June 28, 2018, or such other date as the parties to the Reorganization may agree (the “Reorganization Date”). If the Reorganization is approved, all references and information relating to the Long/Short Large-Cap Portfolio will be deleted from this SAI after the close of business on the Reorganization Date. Other than the proxy materials, which will be mailed to shareholders, presuming the Reorganization is approved, no further notifications will be sent to shareholders.

ORGANIZATION AND MANAGEMENT OF THE TRUST

In the Management Information section, information regarding Mary Ann Brown is deleted and the following is added in the Interested Persons table:

Name and Age	Position(s) with the Trust and Length of Time Served[1]	Current Directorship(s) Held and Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen[2]
Adrian S. Griggs Year of birth 1966	Chief Executive Officer since 1/01/18

Chief Operating Officer (1/17 to present), Executive Vice President (4/12 to present) and Chief Financial Officer (4/12 to 2/17) of Pacific Mutual Holding Company and Pacific LifeCorp; Chief Operating Officer (1/17 to present), Executive Vice President (4/12 to present), Chief Financial Officer (4/12 to 2/17) and Director (1/16 to present) of Pacific Life; Chief Financial Officer (4/12 to 10/15) and Executive Vice President (4/12 to 10/15) of Pacific Life Fund Advisors LLC; Chief Executive Officer (1/15 to present) of Pacific Select Distributors, LLC; and Chief Executive Officer (1/18 to present) of Pacific Funds Series Trust.

97

INFORMATION ABOUT THE MANAGERS

In the Management Firms section, the last sentence of the disclosure for Scout Investments, Inc. is deleted and replaced with the following:

Scout is a wholly-owned subsidiary of Carillon Tower Advisers, Inc., an SEC registered investment adviser and wholly-owned subsidiary of Raymond James Financial, Inc. Prior to November 17, 2017, Scout was a wholly-owned subsidiary of UMB Financial Corporation.

In the Other Accounts Managed section, information regarding Thomas Luddy is deleted under JPMorgan’s portion of the table.  In addition, the following is added under Lord Abbett’s portion of the table:

Manager, Portfolio Manager(s)	Number of Other Accounts Managed	Total Assets of Other Accounts Managed	Number of Other Accounts Managed Paying Performance Fees	Total Assets of Other Accounts Managed Paying Performance Fees
Lord Abbett
Matthew R. DeCicco[3]
Registered Investment Companies	1	$5,493,396,807	None	N/A
Other Pooled Investment Vehicles	1	$14,157,226	None	N/A
Other Accounts	13	$717,633,321	1	$72,507,437

[3] Other Accounts Managed information as of December 31, 2017.

In the Other Accounts Managed section, information regarding Dr. Ivan Petej under MCG’s portion of the table is deleted and replaced with the following:

Manager, Portfolio Manager(s)	Number of Other Accounts Managed	Total Assets of Other Accounts Managed	Number of Other Accounts Managed Paying Performance Fees	Total Assets of Other Accounts Managed Paying Performance Fees
MCG
David Petitcolin[3]
Registered Investment Companies	2	$73,548,703	None	N/A
Other Pooled Investment Vehicles	1	$2,599,704	1	$2,599,704
Other Accounts	1	$2,500,000	1	$2,500,000

[3] Other Accounts Managed information as of December 31, 2017.

In the Other Accounts Managed section, information regarding Patrick Bresnehan under SSGA FM’s portion of the table is deleted and  the following is added:

Manager, Portfolio Manager(s)	Number of Other Accounts Managed	Total Assets of Other Accounts Managed	Number of Other Accounts Managed Paying Performance Fees	Total Assets of Other Accounts Managed Paying Performance Fees
SSGA FM
Nicholas Fischer [3]
Registered Investment Companies	28	$58,241,236,014	None	N/A
Other Pooled Investment Vehicles	106	$63,822,530,387	None	N/A
Other Accounts	155	$63,106,975,587	None	N/A
Bradley Sullivan[3]
Registered Investment Companies	28	$58,241,236,014	None	N/A
Other Pooled Investment Vehicles	106	$63,822,530,387	None	N/A
Other Accounts	155	$63,106,975,587	None	N/A

[3] Other Accounts Managed information as of December 31, 2017.

Form No.                                    15-47688-00

PSFSAI0218